November 6, 1996


Office of Records
Securities an Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

              Re: Dreyfus Growth Opportunity Fund, Inc.
                    CIK 0000030162
                  N-30D Misfiling

Dear Sir or Madam:

     On October 31, 1996, the Dreyfus Growth Opportunity Fund, Inc. semi-annual report on Form N-30D was incorrectly filed under the Dreyfus Balanced Fund, Inc. CIK number(0000890341), Accession Number 0000030162-96-000008. Please disregard this filing. The Dreyfus Growth Opportunity Fund, Inc. semi-annual report will be refiled today under the correct CIK number (0000030162).

                                  Yours truly,



                                  Marie McGowan